Income and Other Taxes Payable	12 Months Ended
Dec. 31, 2023
Income and Other Taxes Payable [Abstract]
Income and other taxes payable

16 Income and other taxes payable

Income and other taxes payable are comprised of the following:

	December 31, 2023	December 31, 2022

Taxes payable in installments	67,980	89,930
PIS / COFINS tax payable	32,835	30,218
ICMS / VAT / GST tax payable	35,335	28,081
Withholding income taxes	10,527	8,585
Others	91,693	98,425
Subtotal	238,370	255,239
Income taxes payable	83,247	91,070
Total	321,617	346,309

Breakdown:
Current liabilities	227,249	230,158
Non-current liabilities	94,368	116,151
	337,244	346,309

Decree 8,426/2015 - PIS/COFINS over financial income: In July 2015, the Group filed an injunction to suspend the enforceability of PIS and COFINS expenses related to financial income. The Decree 8,426/2015 reestablished the levy of PIS and COFINS on financial revenues obtained by companies subject to the PIS and COFINS non- cumulative regime, at the rates of 4.65%. In March, 2020, the STF (Federal Supreme Court) judged the Extraordinary Appeal n. 1.043.313/RS (Theme 939 of the General Repercussion and ADIN n. 5277/DF) and recognized the constitutionality of the rates established in Decree 8426/15, however, the sentence obtained by the Group has not yet been amended.

Although the Federal Supreme Court recognized the constitutionality of the PIS and COFINS rates established by Decree 8,426/15, the Group maintains the benefit obtained through the Writ of Mandamus until the sentence is amended. This scenario reflects the complexity and dynamics of the Brazilian tax system, where judicial decisions can significantly impact companies’ tax burden.

As of December 31, 2023 the Group has recognized under the caption “Income taxes and other taxes payable” the amount of US$28,498 (US$29,478 as of December 31, 2022) regarding PIS/COFINS related to financial income.